EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

28. EMPLOYEE BENEFIT PLAN

        Full time PRC employees of the Group are eligible to participate in a government-mandated defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee's salary. Total provisions for employee benefits were $236,774, $587,714 and $873,744 for the years ended December 31, 2009, 2010 and 2011, respectively, were reported as a component of general and administrative expense when incurred.